Debt - Principal Maturity Schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016	$ 30,485
2017	117,409
2018	15,246
2019	465,135
2020	310,795
Thereafter	701,529
Total	$ 1,640,599	$ 1,600,018